NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Accumulated losses	$ 85,859		$ 85,859		$ 83,456
Net loss	$ 3,174	$ 7,422	$ 3,570	$ 11,265
Advanced Automotive Innovations Inc. [member]
IfrsStatementLineItems [Line Items]
Ownership interest in subsidary			80.00%
Cust2Mate Ltd [member]
IfrsStatementLineItems [Line Items]
Ownership percentage			76.78%